UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   January 19, 2018 to February 16, 2018

Commission File Number of issuing entity:  333-207361-01

Central Index Key Number of issuing entity:  0001661136

CSAIL 2016-C5 Commercial Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-207361

Central Index Key Number of depositor:  0001654060

Credit Suisse Commercial Mortgage Securities Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001628601

Column Financial, Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001592182

Rialto Mortgage Finance, LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001497973

The Bank of New York Mellon
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001624053

Argentic Real Estate Finance LLC (formerly known as Silverpeak Real Estate Finance LLC)
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001555524

Jefferies LoanCore LLC
(Exact name of sponsor as specified in its charter)

Charles Y. Lee (212) 538-1807
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3984707
38-3984708
38-7145080
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-5			X
A-SB			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On February 16, 2018 a distribution was made to holders of the certificates issued by CSAIL 2016-C5 Commercial Mortgage Trust.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the CSAIL 2016-C5 Commercial Mortgage Trust in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on February 16, 2018

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
1	0.72%	0	N/A

No assets securitized by Credit Suisse Commercial Mortgage Securities Corp. (the "Depositor") and held by CSAIL 2016-C5 Commercial Mortgage Trust were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from January 19, 2018 to February 16, 2018.

The Depositor has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 14, 2018. The CIK number of the Depositor is 0001654060.

Column Financial, Inc. ("Column"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 14, 2018. The CIK number of Column is 0001628601.

Rialto Mortgage Finance, LLC ("Rialto"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 2, 2018. The CIK number of Rialto is 0001592182.

The Bank of New York Mellon ("BNY"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 13, 2018. The CIK number of BNY is 0001497973.

Argentic Real Estate Finance LLC (“Argentic”) (formerly known as Silverpeak Real Estate Finance LLC), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 14, 2018. The CIK number of Argentic is 0001624053.

Jefferies LoanCore LLC ("JLC"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 2, 2018. The CIK number of JLC is 0001555524.

Part II - OTHER INFORMATION

Item 9. Other Information.

KeyBank National Association, in its capacity as Master Servicer for CSAIL 2016-C5 Commercial Mortgage Trust, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date	01/18/2018	$0.00
Current Distribution Date	02/16/2018	$0.00

REO Account Balance
Prior Distribution Date	01/18/2018	$0.00
Current Distribution Date	02/16/2018	$0.00

Loan Custodial Account
Prior Distribution Date	01/18/2018	-$140,228.48
Current Distribution Date	02/16/2018	-$69,913.69

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for CSAIL 2016-C5 Commercial Mortgage Trust, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	01/18/2018	$122,062.54
Current Distribution Date	02/16/2018	$239,016.43

Interest Reserve Account Balance
Prior Distribution Date	01/18/2018	$117,024.68
Current Distribution Date	02/16/2018	$233,981.51

Gain-on-Sale Reserve Account Balance
Prior Distribution Date	01/18/2018	$0.00
Current Distribution Date	02/16/2018	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by CSAIL 2016-C5 Commercial Mortgage Trust, relating to the February 16, 2018 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Credit Suisse Commercial Mortgage Securities Corp.

(Depositor)

/s/ Charles Y. Lee
Charles Y. Lee, President and CEO

Date: February 28, 2018

EXHIBIT INDEX

Exhibit Number	Description
EX 99.1	Monthly report distributed to holders of the certificates issued by CSAIL 2016-C5 Commercial Mortgage Trust, relating to the February 16, 2018 distribution.